Property and equipment - Summary (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 582,608	$ 431,332	$ 122,267
Less: accumulated DD&A	(171,090)	(114,375)	(139,766)
Total other property and equipment	2,472	1,283	1,106
Total property and equipment, net	585,080	432,615	123,373
Proved oil and natural gas properties
Property, Plant and Equipment [Line Items]
Total property and equipment	620,793	423,611	258,530
Unproved oil and natural gas properties
Property, Plant and Equipment [Line Items]
Total property and equipment	131,934	121,690	1,942
Land
Property, Plant and Equipment [Line Items]
Total property and equipment	971	406	1,561
Other property and equipment
Property, Plant and Equipment [Line Items]
Total property and equipment	5,559	4,345	3,808
Less: accumulated DD&A	$ (3,087)	$ (3,062)	$ (2,702)